CONSOLIDATED STATEMENTS OF CASH FLOW - Cash information - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents consist of
Cash	$ 863.2	$ 19.9	$ 17.0
Cash equivalents	1.7	0.8	1.6
Total cash and cash equivalents	$ 864.9	$ 20.7	$ 18.6